Business Combinations - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 10, 2014
Business Acquisition [Line Items]
Goodwill	$ 446.5	$ 446.4	$ 446.8	$ 448.8
International
Business Acquisition [Line Items]
Goodwill	$ 17.3	$ 17.2	$ 17.6	$ 19.6
MultiCorpora R&D Inc. and MultiCorpora International Inc | International
Business Acquisition [Line Items]
Fair value of the identifiable net assets acquired					$ 6.0
Intangible assets recorded value					0.9
Acquired software					1.1
Goodwill					$ 3.5